Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Preferred shares, par value
Preferred shares, authorized
Common shares, par value
Common shares, authorized
Common shares, shares issued	1,006,116,602	1,005,535,530
Common shares, shares outstanding	1,006,116,602	1,005,535,530